Accounts Payable (Tables)	12 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Summary of Accounts Payable

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities
Trade payables	31,041	10,982
Accrued expenses	1,461	1,270
Other payables	6,385	3,894
Sales tax payable	8,623	965
Related party payables	93	24

Total accounts payable	47,603	17,135